Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
30-Apr-2021
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)

17-May-2021
Distribution Date
30-Apr-2021
1-Apr-2021
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2A, A-3 and A-4 Notes (from... to)
13-May-2021
Record Date
14-May-2021

17-May-2021
15-Apr-2021
15-May-2021
15-Apr-2021
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
0.00
0.00
0.00
Class A-1 Notes
0.000000
360,800,000.00
0.000000
30,483,296.38
30,483,296.38
0.00
Class A-2A Notes
59.654200
511,000,000.00
0.000000
2,982,710.02
2,982,710.02
0.00
Class A-2B Notes
59.654200
50,000,000.00
0.000000
464,000,000.00
3,320,664.80
460,679,335.20
Class A-3 Notes
7.156605
464,000,000.00
0.992843
128,560,000.00
0.00
128,560,000.00
Class A-4 Notes
0.000000
128,560,000.00
1.000000
626,026,006.40
589,239,335.20
36,786,671.20
Total Note Balance
1,514,360,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
22,225,228.21
38,830,160.91
664,856,167.31
38,830,160.91
Pool Balance
688,462,941.02
650,294,724.32
1,615,006,230.09
1,553,206,436.21
61,799,793.88
23,606,773.71
628,069,496.11
38,846,436.21
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
38,830,160.91
2.50%
2.50%
38,846,436.21
2.50%
38,830,160.91
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.000000%
0.00
0.000000
0.00
0.000000
Class A-2A Notes
2.040000%
51,821.60
0.101412
30,535,117.98
59.755612
Class A-2B Notes
0.294630%
781.15
0.015623
2,983,491.17
59.669823
Class A-3 Notes
1.940000%
750,133.33
1.616667
4,070,798.13
8.773272
Class A-4 Notes
2.040000%
218,552.00
1.700000
218,552.00
1.700000
$37,807,959.28
Total
$1,021,288.08

Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
30-Apr-2021
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
0.00
Advances made by the Servicer
Available Collections
40,122,968.37
Recoveries
0.00
37,208,342.92
40,122,968.37
217,095.85
488,075.21
2,209,099.05
355.34
0.00
(1) Total Servicing Fee
(2) Total Trustee Fees and any Asset Representations Reviewer
fees (max. $250,000 p.a.)
Nonrecoverable Advances to the Servicer
573,719.12
0.00
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distributable Amount
1,021,288.08
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
36,786,671.20
0.00
(8) Total Trustee Fees and any Asset Representations Reviewer
fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
Total Distribution
40,122,968.37
1,741,289.97
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
573,719.12
573,719.12
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
1,021,288.08
1,021,288.08
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
51,821.60
0.00
51,821.60
thereof on Class A-2B Notes
781.15
0.00
781.15
thereof on Class A-3 Notes
750,133.33
0.00
750,133.33
thereof on Class A-4 Notes
218,552.00
0.00
218,552.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
1,021,288.08
1,021,288.08
0.00
Interest Distributable Amount Class A Notes
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
36,786,671.20
0.00
36,786,671.20
Aggregate Principal Distributable Amount
36,786,671.20
36,786,671.20
0.00

Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
30-Apr-2021
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
3,883,016.09
0.00
0.00
3,883,016.09
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
323.42
31.92
31.92
31.92
355.34
3,883,016.09
Notice to Investors

Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
30-Apr-2021
Pool Statistics
Principal Gross Losses
Pool Data
1,615,006,230.09
3.81%
34.72
32.15
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
688,462,941.02
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Pool Balance end of Collection Period
Weighted Average APR
14,353,013.06
0.00
959,873.78
650,294,724.32
33,011
33,988
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
As of Cutoff Date
Current
50,838
22,855,329.86
3.71%
52.01
Pool Factor
40.27%
12.33

Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
30-Apr-2021
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Total
650,294,724.32
33,011
100.00%
91-120 Days Delinquent
8
0.06%
387,685.41
61-90 Days Delinquent
23
0.11%
737,440.48
31-60 Days Delinquent

0.40%
2,611,409.77
Current
99.43%
646,558,188.66
32,905
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency Trigger
60+ Delinquency Loans to EOP Aggregate Securitization Value
Delinquency Trigger occurred
2.302%
0.173%
No
Loss Statistics
Average Net Loss / (Gain)
9,865.70
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Month Average
0.264%
Third Prior Collection Period
Second Prior Collection Period
Prior Collection Period
Current Collection Period
0.470%
Principal Net Loss / (Gain) as % of Average Pool Balance (annualized):
5,702,373.15
261,904.42
Principal Net Loss / (Gain)
Principal Recoveries
481,347.21
6,906,223.09
Principal Net Liquidation Proceeds
216,622.15
6,154,503.63
Principal Gross Losses
959,873.78
18,763,099.87
27

Losses
(1)
Amount
Number of Receivables
Number of Receivables
Amount
Current
Cumulative
0.353%
(1) Losses include accounts that have been charged off with a balance remaining of less than $50. These accounts are excluded in the Number of Receivables count as they are not considered a charge-off on a defaulted loan.
0.445%
0.106%
0.034%